UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - 2.2%
Dorman Products	28,560	[a,b]	1,896,955
Fox Factory Holding	44,952	[b]	1,798,080
LCI Industries	66,267	[a]	6,547,180
Modine Manufacturing	55,628	[b]	898,392
Standard Motor Products	20,408		899,993
Visteon	24,626	[b]	2,842,825
			14,883,425
Banks - 4.1%
Ameris Bancorp	31,634		1,393,478
BancFirst	15,916	[a]	802,166
Bank of the Ozarks	143,930		6,183,233
BofI Holding	195,770	[a,b]	5,189,863
Boston Private Financial Holdings	48,205		708,614
Central Pacific Financial	25,405		736,745
Columbia Banking System	17,371		645,680
Eagle Bancorp	23,399	[b]	1,455,418
LendingTree	13,132	[a,b]	3,032,835
MGIC Investment	82,047	[b]	939,438
Pacific Premier Bancorp	36,697	[b]	1,299,074
Synovus Financial	26,781		1,128,016
Texas Capital Bancshares	32,237	[b]	2,393,597
Walker & Dunlop	17,101	[b]	824,097
Western Alliance Bancorp	24,069	[b]	1,160,848
			27,893,102
Capital Goods - 9.7%
AAON	49,767		1,622,404
Aerojet Rocketdyne Holdings	32,674	[b]	968,131
Aerovironment	30,419	[a,b]	1,491,139
AGCO	13,910		952,139
Albany International, Cl. A	25,945	[a]	1,390,652
Altra Industrial Motion	20,565		947,018
American Woodmark	15,421	[b]	1,276,859
Apogee Enterprises	40,504		1,770,025
Barnes Group	49,056		3,066,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 9.7% (continued)
Beacon Roofing Supply	41,109	[b]	1,936,234
Builders FirstSource	57,374	[a,b]	934,049
Chart Industries	23,628	[b]	797,209
Columbus McKinnon	32,101		1,060,296
Cubic	19,751		848,305
Donaldson	49,767		2,351,491
Encore Wire	23,999		1,029,557
EnPro Industries	15,843		1,116,456
Esterline Technologies	10,878	[b]	928,981
John Bean Technologies	22,664	[a]	2,010,297
Kadant	11,465		995,735
Kennametal	55,810		1,953,350
KLX	37,171	[b]	1,781,978
Kratos Defense & Security Solutions	76,554	[a,b]	1,024,293
Masonite International	41,054	[b]	2,598,718
MasTec	65,771	[a,b]	2,683,457
Mercury Systems	58,244	[a,b]	2,810,273
Middleby	21,349	[a,b]	2,598,173
MRC Global	64,922	[a,b]	1,023,820
MSC Industrial Direct, Cl. A	22,351		1,539,537
Proto Labs	22,583	[a,b]	1,621,459
Quanta Services	49,873	[b]	1,791,937
RBC Bearings	36,579	[a,b]	4,033,566
Rush Enterprises, Cl. A	53,617	[b]	2,197,761
SiteOne Landscape Supply	28,267	[a,b]	1,420,134
Sun Hydraulics	19,872		952,068
Timken	40,518		1,817,232
Trex	32,393	[b]	2,461,868
Triton International	33,689	[a,b]	1,243,798
WABCO Holdings	6,670	[b]	957,945
Woodward	18,932		1,329,216
			65,334,541
Commercial & Professional Services - 3.4%
Advisory Board	86,935	[b]	4,629,289
CBIZ	76,909	[b]	1,165,171
Exponent	33,613		2,289,045
Franklin Covey	28,470	[b]	535,236
Healthcare Services Group	85,475	[a]	4,376,320
Huron Consulting Group	39,658	[b]	1,199,654

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Commercial & Professional Services - 3.4% (continued)
Insperity	21,787		1,749,496
SP Plus	24,054	[b]	887,593
Tetra Tech	109,334		4,657,628
The Brink's Company	14,456		1,134,073
			22,623,505
Consumer Durables & Apparel - 1.9%
Acushnet Holdings	55,375	[a]	910,365
Callaway Golf	147,100		2,050,574
LGI Homes	30,182	[b]	1,283,942
Nautilus	83,238	[a,b]	1,360,941
Oxford Industries	27,300		1,578,213
TopBuild	45,322	[b]	2,689,861
Universal Electronics	16,752	[b]	980,830
Wolverine World Wide	68,995		1,814,568
			12,669,294
Consumer Services - 4.7%
Bob Evans Farms	21,367	[a]	1,469,622
Bravo Brio Restaurant Group	31,533	[b]	86,716
Bright Horizons Family Solutions	39,875	[b]	3,187,209
Buffalo Wild Wings	20,932	[a,b]	2,150,763
Century Casinos	87,221	[b]	597,464
Cheesecake Factory	60,618		2,511,404
Chuy's Holdings	46,067	[b]	866,060
Dave & Buster's Entertainment	59,082	[b]	3,453,934
Grand Canyon Education	21,987	[b]	1,804,033
Hilton Grand Vacations	25,752		933,510
Houghton Mifflin Harcourt	79,766	[b]	813,613
Planet Fitness, Cl. A	83,051		2,107,004
Sotheby's	16,530	[a,b]	741,701
Strayer Education	21,189	[a]	1,695,332
Texas Roadhouse	65,158		3,091,747
Vail Resorts	14,802		3,374,116
Weight Watchers International	25,372	[a,b]	1,187,663
Wendy's	64,621		964,145
Wingstop	24,169	[a]	783,317
			31,819,353
Diversified Financials - 1.8%
Associated Capital Group, Cl. A	12,716		436,795
FactSet Research Systems	9,346	[a]	1,469,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Diversified Financials - 1.8% (continued)
FirstCash	18,971		1,113,598
GAMCO Investors, Cl. A	12,858		378,925
LPL Financial Holdings	20,745		971,696
MarketAxess Holdings	18,313		3,533,493
Moelis & Co., Cl. A	52,093		2,052,464
PJT Partners, Cl. A	22,060		852,840
WisdomTree Investments	124,190	[a]	1,138,822
			11,947,637
Energy - .4%
Callon Petroleum	48,525	[b]	502,719
Forum Energy Technologies	43,022	[a,b]	499,055
Green Plains	44,709	[a]	829,352
Matador Resources	21,173	[a,b]	499,259
			2,330,385
Exchange-Traded Funds - .9%
iShares Russell 2000 ETF	41,793	[a]	5,839,736
Food & Staples Retailing - .0%
Natural Grocers by Vitamin Cottage	20,846	[a,b]	117,155
Food, Beverage & Tobacco - 1.4%
Farmer Brothers	26,774	[b]	871,494
Hain Celestial Group	61,726	[b]	2,482,620
J&J Snack Foods	17,222		2,195,633
MGP Ingredients	16,334	[a]	918,461
Nomad Foods	131,593	[b]	1,976,527
SunOpta	145,415	[a,b]	1,250,569
			9,695,304
Health Care Equipment & Services - 10.7%
ABIOMED	41,349	[b]	6,235,429
AMN Healthcare Services	32,792	[b]	1,224,781
AxoGen	60,892	[a,b]	1,071,699
BioTelemetry	69,117	[b]	2,567,697
Cantel Medical	42,793		3,476,931
Cardiovascular Systems	43,794	[b]	1,286,230
Cotiviti Holdings	18,721	[a,b]	668,901
Cutera	39,865	[b]	1,480,985
Glaukos	33,945	[b]	1,281,424
Globus Medical, Cl. A	66,135	[a,b]	1,999,261
HealthEquity	110,411	[a,b]	4,722,278
HealthSouth	35,666		1,631,719

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Health Care Equipment & Services - 10.7% (continued)
Heska	7,218	[a,b]	734,215
ICU Medical	5,214	[b]	909,061
Inogen	9,781	[b]	937,020
Insulet	17,123	[a,b]	994,161
iRhythm Technologies	20,799	[a]	992,944
K2M Group Holdings	77,044	[b]	1,801,289
LeMaitre Vascular	23,484	[a]	854,818
LHC Group	14,386	[b]	938,686
Masimo	63,455	[b]	5,354,333
Medidata Solutions	76,573	[b]	5,739,912
Merit Medical Systems	23,859	[b]	985,377
Natus Medical	42,176	[a,b]	1,417,114
Neogen	42,983	[b]	2,961,529
Nevro	5,828	[a,b]	502,257
Omnicell	66,864	[b]	3,430,123
OraSure Technologies	56,417	[b]	1,151,471
Penumbra	21,196	[a,b]	1,822,856
PetIQ	14,973		375,223
Quidel	29,928	[b]	1,045,684
Tactile Systems Technology	46,552	[a,b]	1,530,630
Teladoc	64,992	[a,b]	2,180,482
Teleflex	16,457		3,484,770
Tivity Health	53,293	[b]	2,089,086
Vocera Communications	91,910	[b]	2,559,693
			72,440,069
Household & Personal Products - .3%
e.l.f. Beauty	18,437	[a]	381,462
Inter Parfums	25,699	[a]	1,013,826
Medifast	6,006		340,060
			1,735,348
Insurance - 1.0%
AMERISAFE	15,476	[a]	832,609
Health Insurance Innovations, Cl. A	29,369	[b]	988,267
Infinity Property & Casualty	10,719		948,096
James River Group Holdings	40,876		1,630,135
Kinsale Captial Group	27,398	[a]	1,037,014
Primerica	16,118		1,233,833
			6,669,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Materials - 2.8%
Balchem	30,577		2,292,052
Berry Global Group	16,857	[b]	948,038
Ferro	117,075	[b]	2,256,035
Ingevity	13,118	[b]	826,040
Kaiser Aluminum	12,609		1,214,499
KMG Chemicals	47,623		2,286,856
Koppers Holdings	37,890	[b]	1,485,288
Neenah Paper	15,814	[a]	1,221,631
Platform Specialty Products	84,615	[b]	988,303
Sensient Technologies	33,328		2,404,615
Summit Materials, Cl. A	77,125	[a,b]	2,278,272
US Concrete	12,248	[a,b]	980,452
			19,182,081
Media - .4%
MDC Partners, Cl. A	114,206	[b]	1,164,901
New York Times, Cl. A	88,380		1,648,287
			2,813,188
Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
Achaogen	33,069	[a,b]	619,713
Aclaris Therapeutics	6,170	[b]	159,988
Aerie Pharmaceuticals	65,241	[a,b]	3,741,571
Akebia Therapeutics	57,906	[b]	969,346
Avexis	23,684	[b]	2,210,901
Biohaven Pharmaceutical Holding	24,970		892,678
BioSpecifics Technologies	23,599	[b]	1,112,693
Bio-Techne	23,271		2,880,484
Bluebird Bio	18,933	[a,b]	2,363,785
Blueprint Medicines	9,548	[b]	517,693
Cambrex	49,337	[b]	2,570,458
Catalent	26,419	[b]	1,090,841
Clovis Oncology	30,641	[a,b]	2,330,861
CymaBay Therapeutics	137,040	[a,b]	855,130
Dermira	20,710	[a,b]	488,549
Dynavax Technologies	59,026	[b]	1,059,517
Eagle Pharmaceuticals	10,799	[a,b]	589,193
Emergent BioSolutions	110,145	[a,b]	4,111,713
Esperion Therapeutics	21,177	[a,b]	1,046,567
Exact Sciences	81,541	[a,b]	3,415,752
Exelixis	78,381	[b]	2,291,860

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
(continued)
FibroGen	38,890	[b]	1,874,498
Flexion Therapeutics	17,167	[a,b]	441,192
Global Blood Therapeutics	29,418	[a,b]	894,307
GlycoMimetics	70,060	[b]	854,732
Halozyme Therapeutics	68,244	[a,b]	887,854
Horizon Pharma	84,499	[b]	1,155,946
ImmunoGen Inc	147,639	[a,b]	1,234,262
Immunomedics	189,085	[a,b]	2,390,034
Innoviva	43,916	[b]	616,581
Intersect ENT	32,053	[b]	990,438
Keryx Biopharmaceuticals	249,825	[a,b]	1,801,238
Kite Pharma	9,060	[b]	1,612,589
Ligand Pharmaceuticals	75,512	[a,b]	9,731,231
Loxo Oncology	25,601	[b]	2,135,123
Medpace Holdings	23,995	[a]	783,197
MiMedx Group	50,467	[b]	821,098
MyoKardia	24,134	[b]	1,046,209
Nektar Therapeutics	248,986	[a,b]	5,236,176
NeoGenomics	138,536	[a,b]	1,400,599
Omeros	35,304	[b]	722,673
Pacira Pharmaceuticals	47,610	[a,b]	1,813,941
Portola Pharmaceuticals	38,882	[b]	2,467,063
PRA Health Sciences	22,619	[b]	1,750,711
Progenics Pharmaceuticals	207,861	[a,b]	1,398,905
Puma Biotechnology	25,747	[a,b]	2,381,597
Repligen	54,920	[a,b]	2,398,356
Sage Therapeutics	14,385	[a,b]	1,183,166
Sarepta Therapeutics Inc	21,950	[a,b]	884,366
Spark Therapeutics	11,828	[a,b]	973,799
Supernus Pharmaceuticals	240,271	[a,b]	11,004,412
TESARO	8,349	[a,b]	1,078,190
TG Therapeutics	79,465	[a,b]	1,009,205
			100,292,981
Real Estate - .6%
Marcus & Millichap	44,331	[b]	1,167,235
RE/MAX Holdings, Cl. A	14,764	[a]	904,295
Terreno Realty	34,103	[c]	1,236,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Real Estate - .6% (continued)
UMH Properties	45,351	[c]	717,453
			4,025,217
Retailing - 4.0%
Aaron's	20,025		886,507
Burlington Stores	21,650	[b]	1,886,364
Camping World Holdings, Cl. A	26,397		970,090
Conn's	47,285	[a,b]	820,395
Lumber Liquidators Holdings	30,058	[a,b]	1,128,077
Monro Muffler Brake	60,853	[a]	2,902,688
Nutrisystem	54,490	[a]	2,958,807
Ollie's Bargain Outlet Holdings	78,915	[a,b]	3,302,593
PetMed Express	17,484	[a]	634,145
Pool	55,560		5,538,776
Shutterfly	78,202	[b]	3,564,447
The Children's Place	10,879		1,154,806
Tile Shop Holdings	43,728		658,106
Wayfair, Cl. A	11,231	[a,b]	797,513
			27,203,314
Semiconductors & Semiconductor Equipment - 4.9%
Ambarella	15,450	[a,b]	840,480
Axcelis Technologies	34,538	[b]	721,844
AXT	149,978	[a,b]	1,169,828
Brooks Automation	31,648		825,063
CEVA	115,659	[a,b]	4,689,972
Cypress Semiconductor	276,904	[a]	3,790,816
FormFactor	79,496	[b]	1,200,390
Ichor Holdings	39,604	[a]	906,140
Impinj	18,346	[b]	701,551
Inphi	13,361	[a,b]	511,593
Integrated Device Technology	104,501	[b]	2,582,220
MACOM Technology Solutions Holdings	11,477	[a,b]	522,663
MaxLinear	29,145	[a,b]	629,532
Microsemi	13,772	[b]	693,833
MKS Instruments	41,042		3,379,809
Monolithic Power Systems	30,860		3,126,735
ON Semiconductor	92,270	[b]	1,575,972
PDF Solutions	39,896	[a,b]	606,020
Power Integrations	10,225		744,891
Semtech	19,829	[b]	745,570

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Semiconductors & Semiconductor Equipment - 4.9% (continued)
Silicon Laboratories	12,012	[b]	911,711
Tower Semiconductor	38,306	[b]	1,157,224
Ultra Clean Holdings	31,820	[b]	734,087
			32,767,944
Software & Services - 18.2%
2U	21,759	[a,b]	1,090,126
ACI Worldwide	74,272	[b]	1,690,431
Actua	111,245	[b]	1,423,936
Acxiom	97,019	[b]	2,259,573
Alarm.com Holdings	90,991	[a,b]	4,087,316
Aspen Technology	15,143	[b]	957,795
Blackbaud	51,479	[a]	4,345,342
Blackhawk Network Holdings	20,709	[a,b]	927,763
Blucora	39,996	[b]	911,909
Bottomline Technologies	63,953	[b]	1,938,415
Box, Cl. A	44,350	[b]	870,147
Callidus Software	169,663	[b]	4,368,822
Carbonite	97,018	[b]	1,940,360
Cimpress	33,679	[a,b]	3,113,287
Cornerstone OnDemand	18,149	[b]	634,852
Criteo, ADR	133,816	[a,b]	6,518,177
Descartes Systems Group	67,450	[b]	1,891,972
Ellie Mae	18,550	[a,b]	1,539,279
Envestnet	75,788	[a,b]	3,368,777
Euronet Worldwide	8,947	[b]	879,222
Everbridge	133,546		3,094,261
ExlService Holdings	42,342	[b]	2,383,008
Fair Isaac	18,431		2,594,348
Five9	116,488	[a,b]	2,504,492
Gartner	13,132	[b]	1,583,588
GrubHub	17,004	[a,b]	970,758
GTT Communications	29,705	[a,b]	943,134
Guidewire Software	13,029	[b]	986,426
Hortonworks	61,945	[b]	1,052,446
HubSpot	30,153	[b]	2,211,723
Instructure	43,662	[a,b]	1,292,395
Internap	212,156	[a,b]	948,337
j2 Global	40,953	[a]	3,082,942
Leidos Holdings	17,180		1,001,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 18.2% (continued)
LivePerson	81,920	[b]	1,097,728
MAXIMUS	48,818		2,967,158
Mimecast	44,480	[b]	1,203,184
MINDBODY, Cl. A	66,229	[b]	1,566,316
MiX Telematics, ADR	58,292		564,849
Monotype Imaging Holdings	21,603		394,255
MuleSoft, Cl. A	54,415	[a]	1,186,247
New Relic	45,277	[b]	2,168,768
Paycom Software	51,539	[a,b]	3,845,325
Pegasystems	12,868		740,553
Points International	53,023	[b]	445,393
Proofpoint	22,446	[a,b]	2,059,645
PROS Holdings	33,474	[b]	881,705
Q2 Holdings	23,118	[b]	938,591
Quotient Technology	127,395	[b]	1,910,925
RealPage	23,428	[b]	1,009,747
RingCentral, Cl. A	27,578	[a,b]	1,167,928
Shutterstock	73,852	[a,b]	2,479,950
Stamps.com	48,039	[a,b]	9,187,459
Take-Two Interactive Software	15,400	[b]	1,505,966
Talend, ADR	13,960	[a,b]	550,024
Trade Desk, Cl. A	17,862	[a]	946,150
TrueCar	113,956	[a,b]	1,931,554
Tyler Technologies	21,610	[b]	3,734,208
Ultimate Software Group	11,552	[a,b]	2,320,797
Varonis Systems	25,098	[b]	973,802
Web.com Group	38,753	[b]	980,451
Wix.com	19,186	[b]	1,249,009
WNS Holdings, ADR	89,678	[b]	3,138,730
Zix	67,516	[b]	358,510
			122,912,224
Technology Hardware & Equipment - 5.2%
ADTRAN	46,473		1,027,053
CalAmp	83,768	[b]	1,553,059
Celestica	116,845	[b]	1,342,549
Cognex	26,259		2,861,443
Coherent	2,720	[b]	634,630
Cray	50,219	[b]	946,628
Electronics For Imaging	47,988	[a,b]	1,706,453

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Technology Hardware & Equipment - 5.2% (continued)
ePlus	31,454	[b]	2,632,700
Extreme Networks	350,122	[b]	4,001,894
Finisar	43,208	[a,b]	1,043,473
II-VI	23,514	[b]	842,977
Infinera	115,407	[a,b]	976,343
Itron	33,113	[b]	2,404,004
Ituran Location and Control	20,059		669,971
KEMET	58,424	[b]	1,396,918
Littelfuse	5,888		1,096,110
Lumentum Holdings	14,198	[a,b]	807,156
Novanta	23,869	[b]	933,278
OSI Systems	14,748	[b]	1,224,969
Quantenna Communications	64,864		1,205,173
Rogers	16,174	[b]	1,917,428
Silicom	16,834	[a]	920,820
Super Micro Computer	43,291	[b]	1,152,623
Universal Display	10,259		1,303,919
Viavi Solutions	69,494	[b]	697,720
			35,299,291
Telecommunication Services - 1.2%
Boingo Wireless	238,020	[b]	4,900,832
ORBCOMM	231,031	[a,b]	2,555,203
Vonage Holdings	113,522	[a,b]	942,233
			8,398,268
Transportation - 2.2%
Air Transport Services Group	64,224	[b]	1,474,583
Allegiant Travel	16,273	[a]	1,920,214
Echo Global Logistics	109,069	[b]	1,657,849
Genesee & Wyoming, Cl. A	18,621	[a,b]	1,276,656
Hawaiian Holdings	27,462	[b]	1,176,747
Knight Transportation	26,861	[a]	1,048,922
Marten Transport	175,421		3,008,470
Old Dominion Freight Line	9,759		974,924
Saia	17,120	[b]	968,136
SkyWest	22,355		775,719
XPO Logistics	12,349	[b]	755,759
			15,037,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.1% (continued)
Utilities - .2%
American States Water	26,383 [a]	1,300,682
Total Common Stocks (cost $527,230,531)		655,231,977
Description
Investment of Cash Collateral for Securities Loaned - 12.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $84,338,458)	84,338,458 [d]	84,338,458
Total Investments (cost $611,568,989)	109.6%	739,570,435
Liabilities, Less Cash and Receivables	(9.6%)	(64,981,547)
Net Assets	100.0%	674,588,888

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At August 31, 2017, the value of the fund’s securities on loan was $182,226,481 and the value of the collateral held by the fund was $185,094,434, consisting of cash collateral of $84,338,458 and U.S. Government & Agency securities valued at $100,755,976.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	18.2
Pharmaceuticals, Biotechnology & Life Sciences	14.9
Money Market Investment	12.5
Health Care Equipment & Services	10.7
Capital Goods	9.7
Technology Hardware & Equipment	5.2
Semiconductors & Semiconductor Equipment	4.9
Consumer Services	4.7
Banks	4.1
Retailing	4.0
Commercial & Professional Services	3.4
Materials	2.8
Transportation	2.2
Automobiles & Components	2.2
Consumer Durables & Apparel	1.9
Diversified Financials	1.8
Food, Beverage & Tobacco	1.4
Telecommunication Services	1.2
Insurance	1.0
Exchange-Traded Funds	.9
Real Estate	.6
Media	.4
Energy	.4
Household & Personal Products	.3
Utilities	.2
Food & Staples Retailing	.0
109.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	622,235,055	-	-	622,235,055
Equity Securities - Foreign Common
Stocks†	27,157,186	-	-	27,157,186
Exchange-Traded Funds	5,839,736	-	-	5,839,736
Registered Investment Company	84,338,458	-	-	84,338,458

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2017, accumulated net unrealized appreciation on investments was $128,001,446, consisting of $145,716,812 gross unrealized appreciation and $17,715,366 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)